SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities that were excluded from computation of diluted loss per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive	$ 71,485,182	$ 450,551,266	$ 167,269,617
Accounting Standards Update 2015-03- Simplifying the Presentation of Debt Issuance Costs | Proforma adjustment
Recently issued accounting pronouncements
Debt issuance cost	9,148,909
Restricted shares
Securities that were excluded from computation of diluted loss per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive			38,183,882
Share Options
Securities that were excluded from computation of diluted loss per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive	$ 71,485,182	59,128,529	$ 129,085,735
4.0% Notes Due 2019
Securities that were excluded from computation of diluted loss per share as inclusion would have been anti-dilutive
Securities excluded from the computation of diluted loss per share as inclusion would have been anti-dilutive		$ 391,422,737